Stockholders' Equity (Details) - Shares Issued - USD ($) $ / shares in Units, $ in Millions					12 Months Ended
	Oct. 24, 2023	Aug. 16, 2023	Feb. 24, 2023	Jan. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2021
Equity, Class of Treasury Stock [Line Items]
Issue of common shares (in shares)					0	8,816,793
Gross proceeds						$ 59.8
Share issued and subsequently repurchased (in shares)		1,000,000	10,000,000	15,000,000	0	26,000,000
Ordinary shares, par value (in dollars per share)		$ 0.10			$ 0.10
Gross proceeds					$ 0.0	$ 58.1	$ 298.1
Oslo
Equity, Class of Treasury Stock [Line Items]
Issue of common shares (in shares)	7,522,838
Price per share (in dollars per share)	$ 6.65
Gross proceeds	$ 50.1
NYSE
Equity, Class of Treasury Stock [Line Items]
Issue of common shares (in shares)						1,293,955
Price per share (in dollars per share)						$ 7.53
Gross proceeds						$ 9.7
At-the-market offering | NYSE
Equity, Class of Treasury Stock [Line Items]
Issue of common shares (in shares)						1,293,955
Amount authorized for issuance								$ 40.0
Gross proceeds						$ 9.7
Net proceeds						9.6
Stock issuance costs						$ 0.1